Cover	Nov. 27, 2024
Cover [Abstract]
Entity Registrant Name	HOOPS SCOUTING USA
Entity Central Index Key	0001721056
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 27, 2024
Entity Ex Transition Period	false
Entity File Number	000-56389
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	38-4010393
Entity Address Address Line 1	63 Rocio Court
Entity Address City Or Town	Palm Desert
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92260
City Area Code	760
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	636-4353
Security 12b Title	Common Stock
Trading Symbol	HSCT